Other Assets	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
OTHER ASSETS

Note 7 — OTHER ASSETS

Other assets — current consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Prepayments	76,249	6,234	4,563
Short-term deposits	—	17,795	13,025
Interest receivable from a third party	—	28,462	20,833
Other assets – current	76,249	52,491	38,421

Other assets — non-current consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Advance to suppliers	32,077	9,497	6,952
Long-term deposits	54,038	62,857	46,008
Deferred offering costs	324,955	—	—
Other assets – non-current	411,070	72,354	52,960

Short-term deposits include deposits for tenders while long-term deposits primarily include deposits for leases.